December 20, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Vanguard Trustees’ Equity Fund (the “Trust”)
File No. 2-65955-99

Commissioners:
Enclosed is the 81st Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this Amendment is to add a sixth sleeve to Vanguard Alternative Strategies Fund. This new sleeve will invest in equity index futures.
Pursuant to the requirements of Rule 485(a), we request that the Amendment become effective on
February 22, 2018.
Please contact me at (610) 669-8005 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Seth Ruderman
Senior Counsel
The Vanguard Group, Inc.

Enclosures
cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission